Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Total Current Income Tax Expense

The Company’s total current income tax expense was as follows (in thousands):

	December 31,
	2012	2011	2010
REIT state income tax	$505	$178	$239
REIT state built-in gain tax	—	(238)	—

Total current income tax expense (benefit)	$505	$(60)	$239

Preferred Stock Dividends
Preferred Dividends Paid Characterized for Tax

For the years ended December 31, 2012, 2011 and 2010, preferred dividends paid were characterized for tax as follows (per share):

	Year Ended December 31,
	2012	2011	2010
Ordinary income	$63	$—	$125
Return of capital	1,112	125	—

	$1,175	$125	$125

Common Shares
Preferred Dividends Paid Characterized for Tax

For the years ended December 31, 2012, 2011 and 2010, common stock dividends were characterized for tax as follows (per share):

	Year Ended December 31,
	2012	2011	2010
Ordinary income	$0.23	$16,972	$—
Return of capital	—	28	—

	$0.23	$17,000	$—